Inventories, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Inventories [Abstract]
Provision/(reversal) of inventory reserves	¥ 358	$ 52	¥ 154	¥ (223)